Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
For the years ended December 31, 2020, 2019 and 2018, revenues consisted of the following:

	Year Ended December 31,
Management fees	2020	2019	2018
Management fees	$302,339	$318,008	$311,456
Fund expense reimbursement revenue	8,406	6,708	4,142
Total management fees	$310,745	$324,716	$315,598

	Year Ended December 31,
Incentive fees	2020	2019	2018
Performance fees	$52,726	$14,413	$3,111
Carried interest	58,924	69,752	53,948
Total incentive fees	$111,650	$84,165	$57,059
The Company recognized revenues of $3.6 million and $1.8 million during the years ended December 31, 2020 and 2019, respectively, that were previously received and deferred as of December 31, 2019 and 2018, respectively.